DEBT - Convertible Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 13, 2019	Nov. 22, 2019	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 09, 2021	Dec. 01, 2020	Jun. 30, 2020
Debt
Proceeds from convertible debenture									$ 2,485
Number common shares to purchase of warrants										275,000
Term of warrants										48 months	5 years
Face amount					$ 1,700
Warrant exercise price (in dollars per share)					$ 5.00					$ 7.55	$ 3.90	$ 5.65
Common share purchase warrants per unit										1	1
Interest expense			$ 324	$ 190		$ 1,093	$ 456
First tranche | Finder
Debt
Term of debt		3 years
Fourth tranche
Debt
Term of debt					4 years
Convertible Debt
Debt
Gross proceeds		$ 4,000
Option to increase the offering		$ 2,000
Number common shares to purchase of warrants					72
Term of warrants					3 years
Conversion price (in dollars per share)					$ 7.00
Term of debt		4 years			4 years
Interest rate		9.00%			9.00%
Face amount								$ 3,450	3,450
Price Per Unit					$ 1
Fair value of the debt								3,390
Warrant exercise price (in dollars per share)		$ 9.50			$ 9.50
Interest expense								$ 474	$ 286
Convertible Debt | Finder
Debt
Term of warrants					3 years
Conversion price (in dollars per share)					$ 9.50
Number of warrants issued					11,260
Payments To Finders					$ 79
Convertible Debt | First tranche
Debt
Number common shares to purchase of warrants		72
Conversion price (in dollars per share)		$ 7.00
Term of debt		4 years
Conversion feature		$ 376
Face amount	$ 965	965
Warrants to purchase		$ 188
Price Per Unit		$ 1
Number of warrants issued	68,901
Fair value of the debt		$ 401
Payments To Finders		$ 67
Convertible Debt | First tranche | Finder
Debt
Term of warrants		3 years
Number of warrants issued		9,650
Convertible Debt | Second tranche
Debt
Term of debt					4 years
Conversion feature					$ 152
Face amount					469
Warrants to purchase					58
Fair value of the debt					$ 259
Convertible Debt | Third tranche
Debt
Term of debt					4 years
Conversion feature					$ 291
Face amount					886
Warrants to purchase					112
Fair value of the debt					483
Convertible Debt | Fourth tranche
Debt
Conversion feature					96
Face amount					300
Warrants to purchase					45
Fair value of the debt					$ 159